THE ADVISORS’ INNER CIRCLE FUND III

FS Chiron Real Development Fund

FS Chiron Capital Allocation Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated January 7, 2025 to:

•	the FS Chiron Real Development Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated May 1, 2024; and
•	the FS Chiron Capital Allocation Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, each dated March 1, 2024 (together with the FS Chiron Real Development Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, the “Summary Prospectuses, Prospectuses and SAIs”);

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectuses and SAIs, and should be read in conjunction with the Summary Prospectuses, Prospectuses and SAIs.

Scott Sullivan no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. Sullivan contained in the Summary Prospectuses, Prospectuses and SAIs are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CHI-SK-048-0100